Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Jun. 30, 2022
Purchased technology | Minimum
Intangible assets
Estimated useful life (in years)	6 years
Purchased technology | Maximum
Intangible assets
Estimated useful life (in years)	10 years
Customer relationship | Minimum
Intangible assets
Estimated useful life (in years)	3 years
Customer relationship | Maximum
Intangible assets
Estimated useful life (in years)	10 years
Brand | Minimum
Intangible assets
Estimated useful life (in years)	6 years
Brand | Maximum
Intangible assets
Estimated useful life (in years)	10 years
Other Purchased Intangibles | Minimum
Intangible assets
Estimated useful life (in years)	3 years
Other Purchased Intangibles | Maximum
Intangible assets
Estimated useful life (in years)	10 years